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                                  LETTERHEAD OF
                            JEFFERSON PILOT FINANCIAL






VIA EDGAR


May 5, 2004


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

     Re: JPF Separate Account A of Jefferson Pilot Financial Insurance Company File No. 333-113050


Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

     (1)  the form of the prospectus that would have been filed under paragraph
          (b) of Rule 497 does not differ from that contained in Pre-Effective Amendment No. 2 to Registration Statement on Form N-6 ("Pre-Effective Amendment No. 2"); and

     (2)  Pre-Effective Amendment No. 2 was filed electronically on April 29,
          2004.


If you have any questions, please call me at (603) 226-5105. Thank you.


                                                      Sincerely,


                                                     /s/ Frederick C. Tedeschi

                                                         Frederick C. Tedeschi